Consolidated Statements of Operations In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY		Dec. 31, 2009 CNY
Net revenues:
Commissions and fees	$ 240,056		1,510,886		1,233,297		1,100,842
Other service fees	920		5,789		640		761
Total net revenues	240,976		1,516,675		1,233,937		1,101,603
Operating costs and expenses:
Commissions and fees	(126,606)		(796,843)		(541,239)		(549,981)
Selling expenses	(12,361)		(77,802)		(60,055)		(41,442)
General and administrative expenses	(52,953)	[1]	(333,281)	[1]	(233,518)	[1]	(164,951)	[1]
Impairment loss on goodwill and intangible assets	(168,023)		(1,057,522)		(4,600)
Total operating costs and expenses	(359,943)		(2,265,448)		(839,412)		(756,374)
Income (loss) from operations	(118,967)		(748,773)		394,525		345,229
Other income, net:
Investment income					41,244		18,905
Interest income	8,267		52,031		26,771		33,203
Interest expense					(5)		(4)
Other, net	3,564		22,436		351		1,534
Changes in fair value of contingent consideration payables							(5,946)
Income (loss) from continuing operations before income taxes and income of affiliates and discontinued operations	(107,136)		(674,306)		462,886		392,921
Income tax expense	(13,351)		(84,030)		(89,125)		(97,309)
Share of income of affiliates	2,263		14,246		12,904		774
Net income (loss) from continuing operations	(118,224)		(744,090)		386,665		296,386
Net income (loss) from discontinued operations, net of tax	20,266		127,553		29,665		(17,372)
Net income (loss)	(97,958)		(616,537)		416,330		279,014
Less: Net loss attributable to the noncontrolling interests	(50,392)		(317,163)		(5,978)		(21,827)
Net income (loss) attributable to the CNinsure Inc's shareholders	$ (47,566)		(299,374)		422,308		300,841
Basic:
Net income (loss) from continuing operations (in RMB or dollars per share)	$ (0.0676)		(0.4257)		0.4098		0.3308
Net income (loss) from discontinued operations (in RMB or dollars per share)	$ 0.0202		0.1272		0.0310		(0.0011)
Net income (loss) (in RMB or dollars per share)	$ (0.0474)		(0.2985)		0.4408		0.3297
Diluted:
Net income (loss) from continuing operations (in RMB or dollars per share)	$ (0.0676)		(0.4257)		0.3965		0.3251
Net income (loss) from discontinued operations (in RMB or dollars per share)	$ 0.0202		0.1272		0.0299		(0.0010)
Net income (loss) (in RMB or dollars per share)	$ (0.0474)		(0.2985)		0.4264		0.3241
Basic:
Net income (loss) from continuing operations (in RMB or dollars per ADS)	$ (1.3528)		(8.5140)		8.1969		6.6153
Net income (loss) from discontinued operations (in RMB or dollars per ADS)	$ 0.4042		2.5433		0.6193		(0.0215)
Net income (loss) (in RMB or dollars per ADS)	$ (0.9486)		(5.9707)		8.8162		6.5938
Diluted:
Net income (loss) from continuing operations (in RMB or dollars per ADS)	$ (1.3528)		(8.5140)		7.9297		6.5026
Net income (loss) from discontinued operations (in RMB or dollars per ADS)	$ 0.4042		2.5433		0.5991		(0.0211)
Net income (loss) (in RMB or dollars per ADS)	$ (0.9486)		(5.9707)		8.5288		6.4815
Shares used in calculating net income (loss) per share:
Basic (in shares)	1,002,810,673		1,002,810,673		958,029,717		912,497,726
Diluted (in shares)	1,002,810,673		1,002,810,673		990,318,528		928,312,312

[1]	Including share-based compensation expenses of RMB7,553, RMB22,211 and RMB57,003 (US$9,057) for the years ended December 31, 2009, 2010 and 2011, respectively.